IMPAIRMENT OF LONG-TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			66 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Impairment of long-term assets:
Vessels, net	$ 1,648,888	$ 811,715		$ 1,648,888
Impairment of long-term assets	500	500	500
FSRU conversion parts
Impairment of long-term assets:
Impairment of long-term assets				5,000
Golar Arctic [Member]
Impairment of long-term assets:
Assets, Fair Value Disclosure	136,000			136,000
Vessels, net	156,000			156,000
Impairment of long-term assets	$ 20,000